Inventories (Tables)	6 Months Ended
Mar. 31, 2026
Inventory
Schedule of inventory
	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Raw materials	$3,000,544	$3,640,861
Finished goods	1,845,784	-
Sub-total	4,846,328	3,640,861
Less: allowance for inventory	-	-
Total	$4,846,328	$3,640,861

Schedule of allowance for inventory
	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Balance as of beginning of year	-	$306,204
Reversal	-	(297,929)
Translation adjustments	-	(8,275)
Balance as of end of year	-	-